Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	6 Months Ended
Jun. 30, 2026
Disposal Groups [Abstract]
Disclosure of major classes of assets and liabilities held for sale

	At
	30 Jun 2026	31 Dec 2025
	$m	$m
Disposal groups	22,336	9,713
Unallocated impairment losses[1]	(267)	(93)
Non-current assets held for sale	663	1,495
Assets held for sale	22,732	11,115
Liabilities of disposal groups held for sale	30,097	23,382
1This represents impairment losses in excess of the carrying value of the non-current assets in scope of IFRS 5 for measurement, recognised against the total assets of the disposal group.

Disclosure of analysis of single amount of discontinued operations	At 30 June 2026, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Malta	German custody business[1]	Uruguay	Indonesia retail banking business[2]	Singapore insurance business	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	37	—	417	13	—	—	467
Trading assets	—	—	59	—	—	—	59
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	834	—	—	—	10,233	—	11,067
Derivatives	2	—	3	—	33	—	38
Loans and advances to banks	1,034	6	41	—	66	—	1,147
Loans and advances to customers	3,071	651	1,363	210	11	15	5,321
Financial investments	3,265	—	347	—	—	—	3,612
Goodwill	—	—	—	7	121	—	128
Prepayments, accrued income and other assets	112	32	57	13	273	10	497
Total assets at 30 Jun 2026	8,355	689	2,287	243	10,737	25	22,336

Liabilities of disposal groups held for sale
Deposits by banks	—	55	1	—	—	—	56
Customer accounts	7,091	7,510	1,528	1,904	—	1	18,034
Financial liabilities designated at fair value	197	—	—	9	—	—	206
Derivatives	3	—	2	—	4	—	9
Insurance contract liabilities	630	—	—	—	10,015	—	10,645
Debt securities in issue	—	—	473	—	—	—	473
Accruals, deferred income and other liabilities	125	35	73	4	415	22	674
Total liabilities at 30 Jun 2026	8,046	7,600	2,077	1,917	10,434	23	30,097

Expected date of completion	First half of 2027	First half of 2027	Second half of 2026	First half of 2027	First half of 2027
Operating segment	CIB, IWPB and Corporate Centre	CIB	CIB, IWPB and Corporate Centre	IWPB	IWPB
At 31 December 2025, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	South Africa	German custody business[1]	Uruguay	UK life insurance business	Sri Lanka retail banking business	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	335	—	2	—	337
Trading assets	—	—	113	—	—	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	—	—	6,351	—	—	6,351
Derivatives	8	—	6	—	—	—	14
Loans and advances to banks	—	16	29	—	—	—	45
Loans and advances to customers	431	323	1,314	—	101	21	2,190
Financial investments	—	—	294	—	—	—	294
Goodwill	—	—	—	—	3	—	3
Prepayments, accrued income and other assets	3	17	51	273	15	7	366
Total assets at 31 Dec 2025	442	356	2,142	6,624	121	28	9,713

Liabilities of disposal groups held for sale
Deposits by banks	—	116	15	—	—	—	131
Customer accounts	2,056	12,316	1,369	—	430	2	16,173
Financial liabilities designated at fair value	—	—	—	1,345	—	—	1,345
Derivatives	13	—	3	—	—	—	16
Debt securities in issue	—	—	495	—	—	—	495
Insurance contract liabilities	—	—	—	4,925	—	—	4,925
Accruals, deferred income and other liabilities	13	33	77	116	40	18	297
Total liabilities at 31 Dec 2025	2,082	12,465	1,959	6,386	470	20	23,382
1Under the financial terms of the sale of our custody business in Germany, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.
2    Under the financial terms of the sale of our Indonesia retail banking business, PT Bank HSBC Indonesia will transfer the business at a nil net asset value by way of inclusion of additional cash.